Payden Strategic Income Fund

Schedule of Investments
- Julyl 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (13%
)
450,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) $ 464
209,000 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 200
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 3.33%, 10/15/31
EUR (a)(b)(c) 797
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 7.17%,
8/19/38 (a)(c) 597
500,552 Carlyle Global Market Strategies CLO Ltd.
2012-4A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.120%), 5.45%, 4/22/32 (a)(c) 501
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 325
595,668 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 2.93%, 4/15/33
EUR (a)(b)(c) 677
478,524 CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
5.69%, 7/18/31 (a)(c) 479
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(b) 478
550,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 535
1,121,541 Driven Brands Funding LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,093
247,868 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
5.60%, 4/15/31 (a)(c) 248
636,458 Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.43%, 5/15/32 (a)(c) 637
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 5.802%), 10.12%, 4/15/29 (a)(c) 380
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
6.50%, 5/16/38 (a)(c) 1,029
1,000,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.56%, 4/16/34 (a)(c) 1,002
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes , 0.00%, 2/15/29 (d) 169
750,000 LCM Ltd. 39A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.340%), 5.66%,
10/15/34 (a)(c) 751
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 2.99%, 7/15/34
EUR (a)(b)(c) 285
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 6.13%,
4/20/33 (a)(c) 450
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.06%, 4/15/34 EUR (a)(b)(c) 571
247,917 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 241
189,435 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 189
Principal
or Shares Security Description
Value
(000)
700,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 5.85%, 4/16/37 (a)(c) $ 702
387,450 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 369
391,313 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 394
197,755 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 199
450,000 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 451
900,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.58%, 7/20/35 (a)(c) 902
325,125 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 5.75%, 10/20/31 (a)(c) 325
35,310 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 10.07%, 6/15/33 (a) 36
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 556
591,382 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (a) 592
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 3.75%, 1/14/32
EUR (a)(b)(c) 685
250,000 Sona Fios CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.500%), 4.53%, 7/15/36 EUR (a)
(b)(c) 285
496,875 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (a) 507
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 6.83%, 1/23/32 (a)(c) 452
141,667 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 142
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 311
297,482 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 2.95%, 4/15/33 EUR (a)
(b)(c) 339
633,600 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 591
Total Asset Backed (Cost - $20,825)
19,936
Bank Loan(e) (2%
)
248,125 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.05%, 8/20/31  249
498,750 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 8.30%, 4/01/30  501
330,000 Lackawanna Energy Center LLC Term Loan 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 3.00%, 7/23/32  332
428,721 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.61%, 7/21/28  430
642,777 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 9.82%, 8/15/28  599
344,770 Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.58%, 7/12/29  346

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
153,938 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.11%, 9/22/28  $ 155
545,875 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.30%, 11/30/30  549
Total Bank Loan (Cost - $3,169)
3,161
Corporate Bond (37%
)
Financial  (14%)
450,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (c)(f) 438
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (c) 475
700,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (c) 718
560,000 American Tower Corp. , 3.95%, 3/15/29  548
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 621
400,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (a) 399
400,000 Arthur J Gallagher & Co. , 5.15%, 2/15/35  398
500,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (c) 493
425,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (c) 438
350,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(c)(f) 376
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (c) 387
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (c) 748
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (c) 454
300,000 BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico 144A, 5.25%,
9/10/29 (a) 306
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  610
400,000 Blue Owl Capital Corp. , 5.95%, 3/15/29  401
400,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (a) 429
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (c) 310
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  846
300,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(c) 311
600,000 Extra Space Storage LP , 5.90%, 1/15/31  631
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  519
700,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (a) 742
500,000 goeasy Ltd. 144A, 6.88%, 5/15/30 (a) 501
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.210%), 5.05%,
7/23/30 (c) 508
250,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (a) 250
Principal
or Shares Security Description
Value
(000)
600,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (c) $ 614
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(c) 743
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  408
600,000 Jane Street Group/JSG Finance Inc. 144A,
6.13%, 11/01/32 (a) 596
500,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (c) 503
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(c) 666
300,000 Main Street Capital Corp. , 6.95%, 3/01/29  313
200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (a) 204
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  458
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (c) 776
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  443
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 816
280,000 Synchrony Financial , 7.25%, 2/02/33  294
500,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.630%), 6.85% (a)(c)(f) 512
500,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.179%), 7.13% (a)(c)(f) 508
750,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(c)(f) 881
600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (c) 612
22,204
Industrial  (11%)
550,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (a) 574
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 455
700,000 Boeing Co. , 6.53%, 5/01/34  762
250,000 Braskem Netherlands Finance BV 144A, 8.00%,
10/15/34 (a) 178
600,000 Broadcom Inc. , 5.20%, 7/15/35  603
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 161
550,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 568
350,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  353
225,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(c)(f) 230
450,000 Centene Corp. , 4.25%, 12/15/27  437
250,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 256
600,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)
(g) 586
500,000 Clydesdale Acquisition Holdings Inc. 144A,
6.75%, 4/15/32 (a) 513
300,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 299
350,000 Crown Americas LLC 144A, 5.88%, 6/01/33 (a) 351
700,000 CVS Health Corp. , 5.63%, 2/21/53  644

Principal
or Shares Security Description
Value
(000)
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) $ 235
500,000 Flowers Foods Inc. , 5.75%, 3/15/35  510
300,000 Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a) 302
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  553
500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 522
550,000 General Motors Co. , 5.60%, 10/15/32  561
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 533
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 292
260,000 HCA Inc. , 3.50%, 9/01/30  245
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (a) 686
450,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 457
550,000 J Paul Getty Trust , 4.91%, 4/01/35  553
500,000 JH North America Holdings Inc. 144A, 5.88%,
1/31/31 (a) 502
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(f) 167
350,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 357
700,000 Mars Inc. 144A, 5.00%, 3/01/32 (a) 707
350,000 Micron Technology Inc. , 5.30%, 1/15/31  357
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  400
300,000 NTT Finance Corp. 144A, 4.57%, 7/16/27 (a) 300
250,000 OCP SA 144A, 6.10%, 4/30/30 (a) 255
300,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (a) 308
400,000 Regal Rexnord Corp. , 6.40%, 4/15/33  423
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 763
700,000 Synopsys Inc. , 4.85%, 4/01/30  708
17,666
Utility  (12%)
700,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (a) 692
599,950 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 597
550,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  553
300,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 6.63%, 7/15/33 (a) 304
300,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 303
350,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (c)(f) 363
370,000 CNX Resources Corp. 144A, 7.25%, 3/01/32 (a)
(g) 382
500,000 Duke Energy Corp. , 5.80%, 6/15/54  489
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 848
400,000 Energy Transfer LP , 5.75%, 2/15/33  414
600,000 Energy Transfer LP , 6.55%, 12/01/33  648
500,000 EOG Resources Inc. , 5.35%, 1/15/36  504
750,000 Expand Energy Corp. , 5.70%, 1/15/35  760
198,101 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A, 7.25%, 1/31/41 (a) 203
70,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 72
Principal
or Shares Security Description
Value
(000)
450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) $ 455
450,000 Matador Resources Co. 144A, 6.25%, 4/15/33 (a) 447
680,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 664
800,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (a) 811
450,000 Occidental Petroleum Corp. , 5.55%,
10/01/34 (g) 442
350,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 370
300,000 ONEOK Inc. , 5.80%, 11/01/30  313
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 687
550,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  569
210,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (a)(g) 208
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  386
450,000 Petroleos Mexicanos , 6.70%, 2/16/32  429
300,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 313
600,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 559
444,285 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 450
550,000 South Bow USA Infrastructure Holdings LLC
144A, 5.58%, 10/01/34 (a) 543
250,000 Sunoco LP 144A, 6.25%, 7/01/33 (a) 253
264,572 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 253
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 455
350,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 382
500,000 Venture Global LNG Inc. 144A, 7.00%,
1/15/30 (a) 507
400,000 Venture Global Plaquemines LNG LLC 144A,
6.50%, 1/15/34 (a) 412
650,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 668
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  105
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  261
400,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 406
650,000 Williams Cos. Inc. , 5.80%, 11/15/54  632
19,112
Total Corporate Bond (Cost - $58,976)
58,982
Foreign Government (5%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a)(g) 135
550,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (b) 648
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(b) 572
350,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 356
400,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 402
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (h) 586
350,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 358
500,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 495
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (b) 352

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) $ 390
172,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 172
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 460
700,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a) 709
300,000 Peruvian Government International Bond ,
5.38%, 2/08/35  300
250,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  241
250,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  249
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 511
300,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (a) 302
Total Foreign Government (Cost - $7,349)
7,238
Mortgage Backed (23%
)
362,683 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 363
605,518 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 6.86%, 9/15/36 (a)(c) 604
263,021 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 6.26%, 6/15/38 (a)(c) 263
757,576 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 7.48%, 2/15/39 (a)(c) 762
582,811 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 7.03%, 3/15/41 (a)(c) 585
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 5.98%,
2/15/41 (a)(c) 701
652,129 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) 653
550,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
3/25/44 (a)(c) 555
264,064 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(i) 264
232,549 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(i) 233
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 417
493,874 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.71%,
9/25/28 (c) 525
766,370 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 16.21%,
10/25/28 (c) 819
490,285 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.71%,
1/25/29 (c) 528
1,008,913 FN CB3622 30YR , 4.00%, 5/01/52  934
1,247,700 FN CB4120 30YR , 4.00%, 7/01/52  1,155
Principal
or Shares Security Description
Value
(000)
1,015,034 FN CB4127 30YR , 4.50%, 7/01/52  $ 965
481,276 FN CB4211 30YR , 4.50%, 7/01/52  459
871,915 FN CB4794 30YR , 4.50%, 10/01/52  828
707,784 FN CB7991 30YR , 5.50%, 2/01/54  706
588,463 FN CB8021 30YR , 6.50%, 2/01/54  614
443,654 FN CB9019 30YR , 6.00%, 8/01/54  451
1,705,299 FN MA4761 30YR , 5.00%, 9/01/52  1,669
1,320,212 FN MA4785 30YR , 5.00%, 10/01/52  1,292
1,063,390 FN MA4842 30YR , 5.50%, 12/01/52  1,064
912,752 FN MA4869 30YR , 5.50%, 1/01/53  911
184,693 FN MA4876 30YR , 6.00%, 12/01/52  188
1,453,777 FN MA5040 30YR , 6.00%, 6/01/53  1,477
949,128 FN MA5073 30YR , 6.00%, 7/01/53  964
670,184 FR RA7790 30YR , 5.00%, 8/01/52  657
525,008 FR RA7936 30YR , 5.00%, 9/01/52  515
814,099 FR RA8249 30YR , 5.50%, 11/01/52  813
1,216,922 FR RA8415 30YR , 5.50%, 1/01/53  1,214
467,598 FR SB8192 15YR , 5.00%, 10/01/37  470
762,086 FR SB8206 15YR , 5.00%, 1/01/38  766
233,978 FR SB8247 15YR , 5.00%, 8/01/38  235
700,109 FR SD2184 30YR , 6.00%, 1/01/53  712
696,423 FR SD8245 30YR , 4.50%, 9/01/52  664
489,727 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 13.81%, 4/25/28 (c) 498
330,556 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 14.96%, 5/25/28 (c) 338
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 9.22%, 9/25/47 (a)(c) 326
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 4.03%,
8/17/33 EUR (a)(b)(c) 213
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 4.83%, 8/17/33
EUR (b)(c)(h) 896
25,078 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 24
162,367 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(i) 156
750,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(i) 735
390,773 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 389
402,513 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 402
327,931 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 325
294,574 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 293
213,596 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(i) 213
331,049 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 331
224,879 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(i) 225
457,174 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(i) 458
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.96%, 2/25/47 (a)(c) 373

Principal
or Shares Security Description
Value
(000)
400,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.340%), 7.68%, 2/15/42 (a)(c) $ 399
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 6.84%,
5/17/31 GBP (a)(b)(c) 1,054
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
6.86%, 3/15/38 (a)(c) 300
305,155 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(i) 305
324,621 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(i) 324
702,508 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(i) 705
Total Mortgage Backed (Cost - $36,113)
36,277
Municipal (2%
)
295,000 California Earthquake Authority A, 5.60%,
7/01/27  298
245,111 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j) –
900,000 County of Alameda CA B, 3.95%, 8/01/33  863
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  210
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 436
350,000 Idaho Housing & Finance Association A, 6.00%,
1/01/65 (k) 364
400,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  433
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  582
Total Municipal (Cost - $3,588)
3,186
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,032) 981
U.S. Treasury (13%
)
6,530,000 U.S. Treasury Bill , 3.97%, 6/11/26 (d) 6,304
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (l)(m) 1,102
4,728,815 U.S. Treasury Inflation Indexed Notes , 2.13%,
4/15/29  4,856
2,963,716 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  2,872
490,000 U.S. Treasury Note , 3.50%, 1/31/28 (l)(m) 485
750,000 U.S. Treasury Note , 4.13%, 5/31/32  750
2,540,000 U.S. Treasury Note , 3.88%, 8/15/34  2,458
2,050,000 U.S. Treasury Note , 4.25%, 11/15/34  2,038
Total U.S. Treasury (Cost - $21,640)
20,865
Principal
or Shares Security Description
Value
(000)
Stock (1%)
Preferred Stock (1%
)
40,000 Morgan Stanley,  6.50% (f)
(Cost - $1,000)
$ 1,024
Total Stock (Cost - $1,000) 1,024
Investment Company (3%
)
2,851,719 Payden Cash Reserves Money Market Fund* 2,852
101,806 Payden Emerging Market Corporate Bond Fund,
SI Class* 893
197,095 Payden Emerging Markets Local Bond Fund, SI
Class* 1,860
Total Investment Company (Cost - $5,571)
5,605
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $43) 3
Total Investments (Cost - $159,306) (100%)
157,258
Other Assets, net of Liabilities (0%)
222
Net Assets (100%) $ 157,480
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $1,328,000 and the total market value of the collateral held by the Fund is $1,397. Amounts in 000s.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Strategic Income Fund
continued
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Barclays Bank PLC $ 6,100 08/20/2025 $ 3 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 5,978
EUR  5,129 HSBC Bank USA, N.A. 09/17/2025 $ 105
USD 1,911
CAD  2,591 Morgan Stanley 09/17/2025 37
USD 1,182
GBP  868 Morgan Stanley 09/17/2025 35

Liabilities:
CAD 227 USD  167 Morgan Stanley 09/17/2025 (3)
Net Unrealized Appreciation (Depreciation)
$174
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 161 Sep-25 $ 18,206 $ 275 $ 275
U.S. Treasury 2-Year Note Future 166 Sep-25 34,359 (34) (34)
a a

Short Contracts:
U.S. Treasury 5-Year Note Future 298 Sep-25 (32,235) (111) (111)
U.S. Ultra Bond Future 9 Sep-25 (1,056) (29) (29)
a a
(140)
Total Futures
$101
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.347% (SOFRRATE)
Annually, Pay Fixed 2.936% Annually 06/28/2034 $ 2,630 $171 $– $171
10-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.282% Annually 02/27/2035 3,200 150 – 150
10-Year SOFR Swap, Receive Variable 4.608% (SOFRRATE)
Annually, Pay Fixed 2.738% Annually 08/30/2034 2,600 255 – 255
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay
Variable 4.608% (SOFRRATE) Annually 08/30/2026 11,900 (372) – (372)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay
Variable 4.347% (SOFRRATE) Annually 06/29/2026 11,766 (152) – (152)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
4-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.620% Annually 11/30/2029 $ 9,477 (24) – (24)
5-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.333% Annually 02/27/2027 13,500 (165) – (165)
$(137) $– $(137)